                         MORSE, ZELNICK, ROSE & LANDER

           A   L I M I T E D   L I A B I L I T Y   P A R T N E R S H I P

                                 405 PARK AVENUE
                          NEW YORK, NEW YORK 10022-4405
                                  212-838-1177
                               FAX - 212-838-9190

                                 April 21, 2006

                                                            WRITER'S DIRECT LINE
                                                                  (212) 838-4175

Mark P. Shuman, Esq.
Branch Chief - Legal
Mail Stop 4561
Securities and Exchange Commission
Washington, D.C. 20549

         Re: Sona Mobile Holdings Corp.
             Amendment No. 3 to the Registration Statement on Form SB-2
             Filed April 7, 2006

             Form 10-KSB for the fiscal year ended March 31,
             2005 Form 10-QSB for the quarter ended June 30,
             2005 Form 10-QSB for the quarter ended September
             30, 2005 Form 10-QSB for the quarter ended
             December 31, 2005 File No. 0-12817

On behalf of Sona Mobile Holdings Corp. (the "Issuer"), we are electronically filing Amendment No. 4 to the above-referenced Registration Statement.

     This Amendment is being filed to include in the table of Security Ownership of Certain Beneficial Owners an owner of in excess of 5% of the stock of the issuer, which owner was inadvertently dropped when we filed Amendment No. 3

                                         Very truly yours,

                                         Morse, Zelnick, Rose & Lander LLP
                                         /s/ George Lander